Restatement	9 Months Ended
Sep. 30, 2012
Restatement Disclosure [Abstract]
Restatement Disclosure [Text Block]	NOTE 7: Restatement Certain prior interim period amounts have been restated to conform with the current consolidated interim period presentation.